Reclassifications	9 Months Ended
Sep. 30, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Reclassifications

Note 10 – Reclassifications:

Certain reclassifications have been made to the prior period financial statements to conform to the current period financial statement presentation. Specifically, the Beneficial Conversion Feature expense relating to the offering of Convertible Promissory Notes in 2018 has been allocated to the periods in which the Promissory Notes were issued. These reclassifications had no effect on net earnings or cash flows as previously reported for calendar year 2018.